                                                              JOHN M. RICHARDS
                                                              CORPORATE COUNSEL

Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

                              September 9, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

    Re:   Security Equity Separate Account Twenty-Six
          File No. 811-08888

Commissioners:

The Semi-Annual Reports dated June 30, 2013 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of Security Equity Separate Account Twenty-Six of Metropolitan Life Insurance Company pursuant to Rule 30b2-1 of the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) are incorporated by reference as filed on Form N-CSRS, CIK No. 0000896435, File No. 811-07452.

The Semi-Annual Reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

                                         Sincerely,

                                         /s/ John M. Richards

                                         John M. Richards
                                         Corporate Counsel
                                         Metropolitan Life Insurance Company